CAPITAL SECURITIES - Schedule of Capital Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Capital securities	$ 795	$ 600
Capital securities	2,040	2,233
Total capital securities	$ 2,835	2,833
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
BPO | Prime Rate
Disclosure of classes of share capital [line items]
Weighted- average rate	95.00%
FV LTIP units of the Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 587	575
FV LTIP units of the Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 564	556
FV LTIP units of the Operating Partnership | Limited Partner Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	19,273,654
Cumulative dividend rate	6.25%
Total capital securities	$ 474	474
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,600,000
Total capital securities	$ 0	0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,000,000
Total capital securities	$ 0	0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	636,328
Cumulative dividend rate	5.25%
Total capital securities	$ 16	21
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	362,546
Cumulative dividend rate	5.75%
Total capital securities	$ 7	10
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	408,962
Cumulative dividend rate	5.00%
Total capital securities	$ 8	12
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	365,661
Cumulative dividend rate	5.20%
Total capital securities	$ 7	10
Rouse Series A Preferred Shares | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 145	142
Subsidiary Preferred Shares and Capital - Alstria Office Prime Portfolio GmbH & Co. KG (“Alstria Office Prime”) | Preferred equity
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	19,472,214
Total capital securities	$ 109	0
Brookfield India Real Estate Trust | Preferred equity
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	246,305,005
Total capital securities	$ 729	456
Dividend rate, percent of distributable cash flows	90.00%
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 189	$ 577